SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	May 31, 2011 Director [Member]	Aug. 30, 2012 Employee [Member]	Jun. 30, 2012 Employee [Member]	Jun. 30, 2012 Consultant [Member]	Jun. 30, 2011 General and Administrative Expense [Member] Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	405,000				380,000	25,000
Minimum exercise price of granted options	$ 4.95
Maximum exercise price of granted options	$ 5.99
Maximum number of years for options to vest	PY4	P4Y		P1Y			P1Y
Expected volatility, minimum	73.00%	78.00%
Expected volatility, maximum	88.00%	84.00%
Expected Volatility Rate			87.50%
Expected risk free interest rates range, minimum	0.56%	2.00%	1.435%
Expected risk free interest rate range, maximum	2.00%	2.56%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6	6
Weighted average fair value of options granted during period	$ 3.7	$ 2.64	$ 3.33
Fully vested options that were previosuly granted to Director			380,000
Number of days after director resigns till shares become exercisable			180
Share based compensation expense	$ 1,070	$ 2,044					$ 1,264
Total unrecognized estimated compensation cost related to non-vested stock options granted	$ 4,464
Number of years that total unrecognized estimated compensation cost related to non-vested stock options granted will be recognized	2.5